INCENTIVE PLANS - Incentive Compensation Cost (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	$ 2,183	$ 2,161	$ 2,360
Immediately Vested Stock Award
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	73	61	51
Stock Option Programs
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	0	0	1
Retirement Eligible Employees | Restricted and Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	555	541	525
Nonretirement Eligible Employees | Restricted and Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	509	461	668
Deferred Cash Awards and Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	336	325	311
Variable Incentive Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	710	773	803
2010 Key Employee Profit Sharing Plan (KEPSP)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	$ 0	$ 0	$ 1
2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares available for grant	52.1